COMMITMENTS (Details)	Aug. 20, 2018 USD ($) item	May 31, 2020 USD ($)	Feb. 29, 2020 USD ($)	Feb. 28, 2019 USD ($)	Aug. 30, 2018 USD ($)
Portion Of Shareholders Entitled With Three Demands	25.00%
Maximum Number Of Demands To Register Securities | item	3
Deferred Underwriting Fee Payable		$ 2,213,750	$ 2,213,750	$ 2,213,750	$ 2,213,750
IPO [Member]
Deferred Underwriting Fee Percentage	3.50%
Deferred Underwriting Fee Payable	$ 2,213,750